Submission	Jan. 14, 2026
Submission [Line Items]
Central Index Key	0002073819
Registrant Name	Nihon Shintatsu Co., Ltd.
Registration File Number	333-290030
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A